16. Segment reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment information table

The table below discloses income statement information by segment.

	Nine months ended September 30, 2020
	Focus	AVX	Total

Revenue	$667,443	$600,450	$1,267,893
Revenue - related party	21,267	–	21,267
Total revenue	688,710	600,450	1,289,160

Cost of Revenue	492,533	543,067	1,035,600

Gross Profit	196,177	57,383	253,560

Operating Expenses:
Selling	8,936	8,760	17,696
Compensation - officers	102,000	–	102,000
Research and development	194,232	–	194,232
Professional fees	1,066,525	4,844	1,071,369
General and administrative	729,186	244,939	974,125
Total Operating Expenses	2,100,879	258,543	2,359,422

Loss from Operations	(1,904,702)	(201,160)	(2,105,862)

Other Income (Expense):
Interest income (expense), net	(994)	(849)	(1,843)
Interest (expense) – related party	(81)	–	(81)
Other income	113,706	5,747	119,453
Total other income (expense)	112,631	4,898	117,729

Loss before income taxes	(1,792,071)	(196,262)	(1,988,333)

Tax expense	–	–	–

Net Loss	$(1,792,071)	$(196,262)	$(1,988,333)

	Year ended December 31, 2019
	Focus	AVX	Total

Revenue	$628,953	$817,233	$1,446,186
Revenue - related party	14,184	–	14,184
Total revenue	643,137	817,233	1,460,370

Cost of Revenue	461,076	881,063	1,342,139

Gross Profit	182,061	(63,830)	118,231

Operation Expenses:
Selling	23,907	22,717	46,624
Compensation - officers	150,154	–	150,154
Research and development	255,232	–	255,232
Professional fees	1,370,262	6,733	1,376,995
General and administrative	835,999	277,202	1,113,201
Goodwill impairment	458,490	–	458,490
Intangible assets impairment	47,975	–	47,975
Total Operating Expenses	3,142,019	306,652	3,448,671

Loss from Operations	(2,959,958)	(370,482)	(3,330,440)

Other Income (Expense)
Interest income (expense), net	2,273	(16)	2,257
Interest (expense) – related party	(1,750)	–	(1,750)
Other income	154,390	–	154,390
Total other income (expense)	154,913	(16)	154,897

Loss before income taxes	(2,805,045)	(370,498)	(3,175,543)

Tax expense	–	–	–

Net Loss	$(2,805,045)	$(370,498)	$(3,175,543)